Share-Based Payment Arrangements - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 04, 2022 shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved under equity incentive award plan	12,000,000
Share-based payments | $			$ 5,038	$ 0	$ 0
Number of shares subscribed per ordinary share (in shares)			1
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted			5 years
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted			7 years
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted (in shares)	7,791,000	8,901,000	7,791,000
Shares granted (in dollars per share) | $ / shares		$ 5.47	$ 5.47
Unrecognized compensation cost | $			$ 30,388
Share-based payments | $			$ 5,038
Restricted Shares | Share-Based Payment Arrangement, Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Restricted Shares | Share-Based Payment Arrangement, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Restricted Shares | Share-Based Payment Arrangement, Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Restricted Shares | Share-Based Payment Arrangement, Tranche Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
2022 Equity Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved under equity incentive award plan						26,634,000